Leases - Future minimum payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Maturities of lease liabilities were as follows:
2022/2023	¥ 23,457		¥ 10,452
2023/2024	5,349		323
2024	173
Total undiscounted lease payments	28,979		10,775
Less: imputed interest			(160)
Total present value of lease liabilities			¥ 10,615
Operating lease expenses	¥ 41,902	¥ 34,682